Borrowing (Details Text)	1 Months Ended				12 Months Ended			15 Months Ended
	Nov. 30, 2022 BRL (R$)	May 31, 2022 BRL (R$)	Feb. 28, 2022 BRL (R$)	Nov. 30, 2021 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$) perDollar	Dec. 31, 2021 BRL (R$)	Jul. 31, 2024 BRL (R$)	Sep. 30, 2023 BRL (R$)	Apr. 30, 2023 BRL (R$)	Mar. 31, 2023 BRL (R$)	Mar. 31, 2023 USD ($)	Aug. 31, 2022 BRL (R$)	Nov. 30, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Notional amount			R$ 250,000,000										R$ 250,000,000	$ 180,000,000
Borrowings, term		three months	three months	one year
Closing foreign exchange rate | perDollar						5.6227
Proceeds from borrowings, classified as financing activities					R$ 300,000,000	R$ 250,000,000	R$ 1,012,086,000
Payments of borrowings	R$ 1,143,026,000							R$ 103,273,000
Interest payable		R$ 7,015,000									R$ 16,671,000		R$ 8,322,000
Borrowings					R$ 189,427,000	R$ 0
Foreign exchange rate											5.2149
First installment payment									R$ 6,340,000
SWAP | Not later than one year [member] | Brazil, Brazil Real
Disclosure of detailed information about borrowings [line items]
Borrowings				R$ 1,012,086,000							R$ 200,000,000
SWAP | Not later than one year [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Borrowings | $												$ 38,400,000
SWAP | Not later than three months [member] | Brazil, Brazil Real
Disclosure of detailed information about borrowings [line items]
Borrowings										R$ 100,000,000
CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					112.00%					107.50%	111.00%	111.00%